Accounts Receivable - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Allowance for doubtful accounts	$ 6,268,000	$ 5,866,000
Recognized bad debt expense	1,100,000		300,000
Allowance for doubtful account, benefit recognized		$ 3,000,000